ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Sep. 30, 2023
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

	As of September 30,
	2023	2022
Accounts receivable, gross	$21,584,671	$28,618,255
Less: allowance for doubtful accounts	(6,617,485)	(255,322)
Accounts receivable, net	$14,967,186	$28,362,933

Schedule of changes of allowance for doubtful accounts

	As of September 30,
	2023	2022
Beginning balance	$255,322	$2,221,870
Additional reserve through bad debt expense	6,366,356	192,298
Reduction due to accounts receivable factoring	—	(2,104,366)
Exchange difference	(4,193)	(54,480)
Ending balance	$6,617,485	$255,322